N-2	Jun. 02, 2025
Cover [Abstract]
Entity Central Index Key	0001787621
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	KKR CREDIT OPPORTUNITIES PORTFOLIO
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Changes to the Fund’s Name, Investment Objectives and Investment Strategies
Fund Name.
As of the Effective Date, the Fund’s name will be “KKR Asset-Based Finance Fund.”
Investment Objectives.
As of the Effective Date, the Fund’s investment objectives will be to generate current income and, to a lesser extent, long-term capital appreciation. The Fund’s investment objectives are not fundamental and may be changed by the Board without Shareholder approval.
Investment Strategies.
As of the Effective Date, the Fund’s investment strategies will be as follows:
The Fund seeks to achieve its investment objectives by pursuing a multi-sector investment approach that primarily targets a range of Asset-Based Finance (“ABF”) investments across asset sectors and throughout the capital structure of ABF opportunities, including privately sourced and structured investments, that have attractive relative value and the potential to deliver high current income and strong risk-adjusted returns across market cycles. The Fund will leverage the Adviser and its affiliates’ extensive capabilities and resources in the ABF ecosystem, including its specialized sector expertise and deep financing relationships and partnerships with management teams, to invest primarily in ABF opportunities across four key ABF market sectors: (i) consumer/mortgage finance, (ii) commercial finance, (iii) hard assets and (iv) contractual cash flows (collectively, the “ABF Investments”).
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in ABF Investments, either directly or indirectly through separate investment structures or vehicles that provide the Fund with exposure to such instruments. Such investment structures or vehicles may include open- or closed-end
registered funds, private collective investment vehicles, operating companies, joint ventures, insurance-related companies and other structures, subject to applicable law. The Fund also may, subject to the investment limitations described herein and applicable law, including the restrictions set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), form joint ventures and special purpose vehicles for any purposes which, in the judgment of the Adviser, will effectuate the investment program of the Fund.
Consumer/Mortgage Finance.
The Fund’s consumer/mortgage finance investments are generally expected to focus on financing originators with strong track records to more high-value customer segments within the relevant market, including via underlying assets collateralized by receivables or loans secured by consumer-related assets. Such assets include, but are not limited to, consumer loans, credit card receivables, point-of-sale
loans, auto loans and leases, solar residential loans, property assessed clean energy (PACE) financing, home improvement loans and student loans. The Fund will also invest in mortgage finance investments, such as loan pools, non-agency
mortgage loans,
non-qualified
mortgage loans, home equity lines of credit, secured
non-performing/distressed
loans and residential transition loans, as well as equity investments in platforms and structures with exposure to the consumer/mortgage.
Commercial Finance.
The Fund’s commercial finance investments are expected to focus on financing facilities or asset classes that have historically been financed by bank lenders, including, but not limited to, equipment leases (e.g., debt obligations secured by leases on equipment, such as office equipment), factoring receivables (e.g., commercial loans where the risk of repayment sits with the underlying customer), trade financing (e.g., short-term lines of credit that facilitate the buying and selling of goods and/or services), small business loans, whole business loans, development loans (e.g., short-term loans to finance building costs), net asset value (“NAV”) loans and financing other financial assets.
Hard Assets.
Hard assets investments made by the Fund are expected to focus on deploying capital into investments secured by physical or hard assets with underlying contracted and visible cashflows, which are expected to benefit from embedded downside protection via revenue visibility from strong free cash flow generations, liquidation value and contractual agreements with strong counterparties. The Fund’s hard assets investments will include, but are not limited to, aircraft leasing, infrastructure, fiber, railcars and single-family rentals.
Contractual Cash Flows.
The Fund’s strategy to invest directly or indirectly in contractual cash flows (e.g., from intellectual property, insurance financing, royalties, risk transfer transactions and other customized financial contracts) is expected to drive portfolio diversification on account of the historically low correlation of contractual cash flows with other segments of the economy and corporate balance sheets.
The Fund’s ABF Investments are expected to derive returns from recurring, often contractual cash flows from privately sourced and structured investments and large, diversified pools of underlying hard and financial assets, as well as debt and equity investments in collateralized loan obligations (“CLOs”). The Fund will seek to leverage the Adviser’s understanding of the many structural nuances that drive the underlying cash flows, including liquidation value, credit enhancements, structural protections and security/collateral packages.
The Fund’s ABF Investments generally will include loans, private securitizations or similar privately negotiated instruments, public securitizations, equity investments in platforms and structures with exposure to ABF Investments (including warrants, options, and other instruments), short-term financing facilities, and interests in diversified pools of loans. The Fund may invest in the first-loss or subordinated tranches of such loans and securities. The Fund’s ABF Investments may also include notes, bills, debentures, bank loans, convertible and preferred securities, and government and municipal obligations and other instruments providing ABF exposure. To a lesser extent, the Fund may also invest in other traded and private credit investments, insurance-related assets and liabilities, reinsurance arrangements and/or insurance companies. The securities and other obligations in which the Fund invests may be of any credit quality, duration or maturity, and such investments may be fixed or variable rate instruments without limitation. The Fund may invest without limitation in below-investment grade debt securities or “junk” debt securities and non-rated
debt or equity securities. These investments could constitute a material percentage of the Fund’s holdings at any given point in time. The Fund may employ leverage to the extent permitted by the 1940 Act and the rules thereunder. In addition, certain of the issuers of the ABF Investments and/or the other investment structures in which the Fund invests may themselves be highly leveraged.
The Fund may enter into interest rate, foreign exchange or other derivative agreements, including swaps, futures, forwards and options, to hedge interest rate and currency risk, but the Fund does not generally intend to enter into any such derivative agreements for speculative purposes. Any derivative agreements entered into for speculative purposes are not expected to be material to the Fund’s business or results of operations. These hedging activities, which will be in compliance with applicable legal and regulatory requirements, may include the use of futures, options and forward contracts. There can be no assurance any hedging strategy the Fund employs will be successful. The Fund may also enter into reverse repurchase agreements and dollar rolls.
The Fund invests principally in issuers in the United States, Europe and other developed markets but may invest in issuers in any country.
The Fund relies on an exemptive order from the SEC that permits it to, among other things, co-invest
with certain other persons, including certain affiliates of the Adviser, and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.
The Fund’s investment strategies are not fundamental and may be changed by the
Board
without Shareholder approval.